Related-Party Transactions	12 Months Ended
Dec. 31, 2010
Related-Party Transactions [Abstract]
Related-Party Transactions

(18)	Related-Party Transactions

For the years presented, in addition to the transaction described in Note 8 and Note 20, the principal related party transactions and amounts due from and due to related parties are summarised as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Sales of products to related parties (note(a))	16,498	49,144	293,101	44,409
Purchase of raw materials from related parties (note(b))	980,088	771,158	1,435,562	217,509

	December 31,
	2009	2010
	RMB	RMB	US$

Accounts receivable from related parties (note(a))	76,592	190,486	28,861
Prepayments to related party suppliers (note(b))	223,142	97,566	14,783
Other amounts due from related parties (note(c))	3,992	3,512	532

Total due from related parties	303,726	291,564	44,176

Amounts due to related parties (note(b))	(20,182)	(84,481)	(12,800)
Dividends payable (note(d))	(10,956)	—	—

Total due to related parties	(31,138)	(84,481)	(12,800)

Notes:

(a)	The Company sold PV modules of nil, RMB 2,854 and RMB 14,020 (US$2,124) to its affiliate, Tibetan Yingli, for the years ended December 31, 2008, 2009 and 2010. The Company sold products of RMB 15,826, RMB 36,589 and RMB 105,598 (US$16,000) to the subsidiaries of Yingli Group for the year ended December 31, 2008, 2009 and 2010, respectively. These subsidiaries of Yingli Group are controlled by the Chief Executive Office of the Company, Mr. Liansheng Miao. The Company sold PV modules of nil, RMB 4,007 and RMB 173,483 (US$26,285) to an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the year ended December 31, 2008, 2009 and 2010, respectively.

(b)	The Company purchased raw materials of RMB 83,149, RMB 250,054 and RMB 703,625 (US$106,610) from the subsidiaries of Yingli Group for the year ended December 31, 2008, 2009 and 2010, respectively. The Company purchased raw materials of RMB 14,628, RMB 16,949 and nil from a subsidiary of Tianwei Group for the year ended December 31, 2008, 2009 and 2010, respectively. The Company purchased raw materials of RMB 23,646, RMB 4,103 and nil from Dongfa Tianying for the year ended December 31, 2008, 2009 and 2010, respectively. The Company purchased polysilicon of RMB 444,601, RMB 14,101 and nil from an entity whose director is a member of the Company’s senior management for the year ended December 31, 2008, 2009 and 2010, respectively. The Company imported the polysilicon of RMB 411,828, RMB 475,178 and RMB 663,012 (US$100,456) from an entity whose equity shareholder is a noncontrolling interest holder of the Company’s foreign subsidiary for the year ended December 31, 2008, 2009 and 2010, respectively.

(c)	Other amounts due from related parties mainly represent the loans and advances to Yingli Group and its subsidiary. These amounts were interest-free and repayable on demand.

(d)	Dividends payable represents dividends payable of RMB 10,956 (US$1,660) to Tianwei Baobian. The amount was paid in July 2010.